LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
LONG-TERM LOANS
2022	$ 15,308
2023	308
2024	216
2025	34
2026	19
2026 onwards	121
Loans Payable to Bank	$ 16,006